Other Current Payables (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of other current payables
	December 31,
	2021	2020
	USD in thousands

Employees and related expenses	1,179	719
Accrued expenses	241	428
Other payables	445	60
	1,865	1,207